Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of basic and diluted earnings per share

Earnings per share

	2024	2023	2022
Profit after tax attributable to equity shareholders (£m)	1,442	1,049	1,060
Weighted average number of shares (million)	9,142	9,235	9,235
Less: weighted average number of treasury shares and shares held by EBTs (million)[1]	(10)	(2)	–
Basic weighted average number of shares (million)	9,132	9,233	9,235
Effect of dilutive potential shares (million)	43	30	4
Diluted weighted average number of shares (million)	9,175	9,263	9,239
Basic earnings per share (pence)	15.8	11.4	11.5
Diluted earnings per share (pence)	15.7	11.3	11.5
1	The total number of shares held as at 31 December 2024 was 31.0m. The impact of these shares on the basic weighted average number of shares was only 10m because these shares were acquired towards the end of the accounting period. These shares were acquired to meet the equity settled share-based payment obligations vesting in Q1 2025.